Summary of Segment Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total lease rental income		$ 205,152	$ 195,830	$ 607,102	$ 552,508
Trading container margin		457	2,639	1,766	9,036
Gain on sale of owned fleet containers, net		22,788	20,028	61,914	51,222
Depreciation and amortization	[1]	73,238	73,641	218,688	210,950
Container lessee default expense, net		963	1,928	1,518
Container lessee default recovery, net					1,185
Interest expense		41,242	33,128	114,144	92,381
Debt termination expense			11,866		15,078
Realized loss on financial instruments, net			(112)		(5,516)
Unrealized gain (loss) on financial instruments, net		204	83	326
Segment income (loss) before income taxes		83,214	68,284	248,133	207,324
Income tax (expense) benefit		(1,846)	59	(5,532)	(890)
Total assets		7,797,035	7,268,145	7,797,035	7,268,145	$ 7,367,444
Purchase of containers and fixed assets		55,569	652,889	250,640	1,727,207
Payments on container leaseback financing receivable				533,867	18,705
Realized loss on financial instruments, net			112		5,516
Unrealized gain (loss) on financial instruments, net					4,681
Segment income (loss) before income tax		83,214	68,284	248,133	207,324
Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income		191,926	182,450	566,994	509,010
Gain on sale of owned fleet containers, net		22,788	20,028	61,718	51,222
Depreciation and amortization		74,711	74,899	223,173	214,607
Container lessee default expense, net		963	1,928	1,518
Container lessee default recovery, net					1,185
Interest expense		41,027	32,920	113,506	91,980
Debt termination expense			11,866		15,078
Realized loss on financial instruments, net			(4)		(5,408)
Unrealized gain (loss) on financial instruments, net			43		5,220
Segment income (loss) before income taxes		68,899	57,591	208,861	172,234
Income tax (expense) benefit		(1,930)	70	(5,541)	(1,307)
Total assets		7,731,085	7,141,719	7,731,085	7,141,719
Purchase of containers and fixed assets		55,191	652,828	248,143	1,727,123
Payments on container leaseback financing receivable				533,867	18,705
Realized loss on financial instruments, net			4		5,408
Unrealized gain (loss) on financial instruments, net					5,220
Segment income (loss) before income tax		68,899	57,591	208,861	172,234
Container Management
Segment Reporting Information [Line Items]
Total lease rental income		12,503	13,380	38,105	43,498
Depreciation and amortization		432	1,109	1,237	3,071
Interest expense		215	208	638	401
Realized loss on financial instruments, net			(108)		(108)
Unrealized gain (loss) on financial instruments, net		204	40	326
Segment income (loss) before income taxes		8,357	13,273	33,220	37,473
Income tax (expense) benefit		84	(11)	9	417
Total assets		171,010	191,363	171,010	191,363
Purchase of containers and fixed assets		378	61	2,497	84
Realized loss on financial instruments, net			108		108
Unrealized gain (loss) on financial instruments, net					(539)
Segment income (loss) before income tax		8,357	13,273	33,220	37,473
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		457	2,639	1,766	9,036
Segment income (loss) before income taxes		4,873	4,518	11,729	15,433
Total assets		10,364	22,314	10,364	22,314
Segment income (loss) before income tax		4,873	4,518	11,729	15,433
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes		(1,164)	(1,904)	(4,210)	(3,822)
Total assets		10,553	17,427	10,553	17,427
Segment income (loss) before income tax		(1,164)	(1,904)	(4,210)	(3,822)
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		710	598	1,915	2,746
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		710	598	1,915	2,746
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		16,875	23,381	59,932	63,899
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		53	93	172	299
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		4,576	2,390	10,586	7,602
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		657	505	1,743	2,447
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income		723		2,003
Gain on sale of owned fleet containers, net				196
Depreciation and amortization		(1,905)	(2,367)	(5,722)	(6,728)
Segment income (loss) before income taxes		2,249	(5,194)	(1,467)	(13,994)
Total assets		(125,977)	(104,678)	(125,977)	(104,678)
Segment income (loss) before income tax		2,249	(5,194)	(1,467)	(13,994)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (21,451)	$ (25,771)	$ (70,518)	$ (71,501)

[1]	Amounts for the period ended September 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).